Convertible Notes Payable - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 14, 2015	Mar. 30, 2017	Feb. 15, 2016	Nov. 17, 2015	Mar. 31, 2017	Mar. 30, 2017	Mar. 31, 2016	Jun. 30, 2017	Mar. 30, 2016	Oct. 15, 2015	Mar. 28, 2014
Debt conversion description [Line Items]
Debt conversion, price per share of common stock		$ 10.00				$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									555,555	1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00				$ 1.1485				$ 10.00	$ 9.00
Debt Conversion, Converted Instrument, Shares Issued		499,000
Stock Issued During Period, Value, New Issues							$ 4,999,995
Amortization of Debt Discount (Premium)					$ 0		(29,984)
Gains (Losses) on Extinguishment of Debt					0		(266,366)
Debt Issuance Costs, Current, Net		$ 161,000			161,000	$ 161,000		$ 107,333
Convertible Notes Payable, Current		$ 4,829,000			$ 4,829,000	$ 4,829,000	$ 0	$ 4,882,667
Unsecured Debt [Member]
Debt conversion description [Line Items]
Convertible notes, interest rate		12.40%				12.40%		12.40%
Percentage of Note Not Being Converted		25.00%				25.00%		25.00%
Network Medical Management [Member]
Debt conversion description [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		850,000				850,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11				$ 11
NNA [Member]
Debt conversion description [Line Items]
Debt conversion, price per share of common stock				$ 5.10
Debt Conversion, Converted Instrument, Shares Issued				600,000
Gains (Losses) on Extinguishment of Debt	$ 266,000			$ 266,000
Repayments of Debt	$ 7,500,000
Convertible Notes Payable [Member]
Debt conversion description [Line Items]
Debt conversion, price per share of common stock											$ 10.00
Debt Instrument, Face Amount											$ 2,000,000
Convertible notes, interest rate											8.00%
Debt Instrument, Maturity Date					Mar. 28, 2019
Line of Credit Facility, Interest Rate Description					The Company could redeem amounts outstanding under the Convertible Note on 60 days prior notice to NNA.
Private Placement
Debt conversion description [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00
Stock Issued During Period, Shares, New Issues	1,111,111
Stock Issued During Period, Value, New Issues	$ 10,000,000
9% Senior Subordinated Convertible Notes due February 15, 2016
Debt conversion description [Line Items]
Debt conversion, price per share of common stock					$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					82,500
Debt Conversion, Converted Instrument, Shares Issued			138,463		138,463
Convertible notes, interest rate			9.00%		9.00%
Debt Instrument, Maturity Date			Feb. 15, 2016
Amortization of Debt Discount (Premium)					$ 14,000
Interest Payable					$ 554,000
Convertible Promissory Note [Member] | Alliance Apex, LLC [Member]
Debt conversion description [Line Items]
Debt Instrument, Face Amount		$ 4,990,000				$ 4,990,000
Debt Instrument, Maturity Date						Dec. 31, 2017
Debt Instrument, Maturity Date, Description						The Alliance Note is due and payable to Alliance on (i) December 31, 2017, or (ii) the date on which the Change of Control Transaction